Employee Stock Ownership Plan (ESOP) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares held by ESOP	8,407,858	8,944,697	9,686,238
Company contributions to ESOP	$ 63,914	$ 63,441	$ 61,067
Number of Shares Invested By Employees In Company Stock	2,408,854
RIA expense	$ 29,570	$ 25,247	$ 22,046
Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Maximum percentage of employer 401K matching contribution	4.00%